CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Sep. 08, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2018 $ / shares
Accounts payable	¥ 46,694			¥ 59,835
Salary and welfare payables	23,938			30,666
Taxes payable	4,095			2,648
Deferred revenue	39,900			19,301
Amounts due to inter-company entities	2,008			789
Accrued liabilities and other payables	12,330			15,103
Short-term bank loan	19,950			10,000
Operating lease liabilities	8,078			7,860
Operating lease liabilities non-current	¥ 11,426			¥ 11,743
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Treasury stock (in shares) | shares	2,601,411			3,176,411
Class A ordinary shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		0.0001	0.0001		0.0001
Ordinary shares, shares authorized (in shares) | shares	960,783,460,000			4,903,917,300
Ordinary shares, shares issued (in shares) | shares	907,346,745			907,346,745
Ordinary shares, shares outstanding (in shares) | shares	907,306,802			906,731,802
Class B ordinary shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		0.0001	0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares) | shares	960,827,000			96,082,700
Ordinary shares, shares issued (in shares) | shares	41,124,300			96,082,700
Ordinary shares, shares outstanding (in shares) | shares	41,124,300			96,082,700
Class C ordinary shares
Shareholders' equity
Ordinary shares, par value (in US dollar per share) | $ / shares		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares) | shares	11,000,000,000
Ordinary shares, shares issued (in shares) | shares	54,958,400
Ordinary shares, shares outstanding (in shares) | shares	54,958,400
VIEs
Accounts payable	¥ 46,694			¥ 59,835
Salary and welfare payables	13,958			19,222
Taxes payable	657			0
Deferred revenue	39,900			19,301
Amounts due to inter-company entities	2,010			790
Accrued liabilities and other payables	8,392			11,145
Short-term bank loan	13,950			4,000
Operating lease liabilities	8,078			7,860
Operating lease liabilities non-current	¥ 11,426			¥ 11,743